Document And Entity Information	Feb. 13, 2020
Cover [Abstract]
Entity Registrant Name	THE GEO GROUP, INC.
Amendment Flag	true
Entity Central Index Key	0000923796
Document Type	8-K/A
Document Period End Date	Feb. 13, 2020
Entity Incorporation, State or Country Code	FL
Entity File Number	1-14260
Entity Tax Identification Number	65-0043078
Entity Address, Address Line One	4955 Technology Way
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	893-0101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	GEO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This current report on Form 8-K/A (the “Amendment”) updates information provided on a Form 8-K filed on February 20, 2020 relating to disclosures made under Item 5.02, Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers; Compensatory Arrangements of Certain Officers, associated with The GEO Group, Inc.’s (the “Company” or “GEO”) announcement of J. David Donahue's intention to retire effective April 10, 2020 and Blake Davis' succession as Senior Vice President, President, GEO Secure Services. The sole purpose of this Amendment is to disclose an update to those planned actions.